30 Net revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 58,543,494	R$ 52,323,525	R$ 57,999,866
BRAZIL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	32,369,199	28,523,327	31,801,222
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	10,848,609	9,416,558	9,887,701
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,765,815	2,335,198	4,168,140
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,267,967	1,104,044	1,166,191
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,183,838	1,162,432	756,069
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,106,877	1,157,431	1,385,482
Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	811,787	690,422	650,605
Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	633,512	759,189	315,254
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	618,940	240,579	245,208
Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	592,777	526,768	546,524
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	544,329	610,454	686,646
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	496,920	542,209	884,233
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	471,847	551,967	540,495
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	432,897	516,409	293,315
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	405,946	359,049	155,571
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	360,704	279,900	314,517
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	310,984	296,601	270,062
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	297,756	201,635	290,453
Poland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	285,714	200,563	260,449
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	282,362	344,433	329,458
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	254,255	194,859	214,959
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	247,062	225,986	135,094
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	204,953	359,937	366,328
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	190,447	231,848	250,048
Taiwan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	176,400	191,593	274,566
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	174,381	200,370	363,497
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 1,207,216	R$ 1,099,764	R$ 1,447,779